Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Dragon Fund, Inc.

Statement of Investments, September 30, 2011 (unaudited) *(continued)*

Food & Staples Retailing 19.6%			
Beijing Jingkelong Co. Ltd., H	China	3,229,447	2,893,892
China Resources Enterprise Ltd.	China	5,818,000	19,206,431
Dairy Farm International Holdings Ltd.	Hong Kong	20,453,278	174,026,890
			196,127,213
Food Products 2.8%			
China Foods Ltd.	China	16,200,000	12,735,988
[b]People's Food Holdings Ltd.	China	3,242,877	1,593,862
Shenguan Holdings Group Ltd.	China	14,572,000	7,398,983
Uni-President China Holdings Ltd.	China	4,180,000	2,268,481
Uni-President Enterprises Corp.	Taiwan	1,571,163	2,016,049
[b]Xiwang Sugar Holdings Co. Ltd.	China	11,121,681	1,803,648
[b]Xiwang Sugar Holdings Co. Ltd., wts., 2/22/12	China	1,853,613	—
			27,817,011
Hotels, Restaurants & Leisure 0.7%			
NagaCorp Ltd.	Cambodia	17,896,875	3,819,037
SJM Holdings Ltd.	Hong Kong	1,888,000	3,344,881
			7,163,918
Independent Power Producers & Energy Traders 1.0%			
Datang International Power Generation Co. Ltd., H	China	30,926,000	7,850,549
[c]Guangdong Electric Power Development Co. Ltd., B	China	6,088,967	1,992,798
			9,843,347
Industrial Conglomerates 1.6%			
Shanghai Industrial Holdings Ltd.	China	5,884,000	16,422,291
Insurance 0.9%			
AIA Group Ltd.	Hong Kong	1,593,400	4,532,794
China Life Insurance Co. Ltd., H	China	2,059,000	4,896,432
			9,429,226
Internet Software & Services 0.6%			
[b]Sohu.com Inc.	China	118,700	5,721,340
IT Services 0.4%			
Travelsky Technology Ltd., H	China	8,444,559	3,681,442
Leisure Equipment & Products 0.1%			
Yorkey Optical International Cayman Ltd.	China	11,491,000	1,027,814
Machinery 1.4%			
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd., H	China	4,551,820	5,109,636
China National Materials Co. Ltd., H	China	3,518,000	1,273,766
[a]Lonking Holdings Ltd.	China	23,065,000	7,502,082
			13,885,484
Marine 0.4%			
China Shipping Development Co. Ltd., H	China	2,922,000	1,846,884
Sinotrans Shipping Ltd.	China	7,675,000	1,692,921
			3,539,805
Metals & Mining 1.3%			
Angang Steel Co. Ltd., H	China	4,778,000	2,507,456
Jiangxi Copper Co. Ltd., H	China	5,334,000	9,202,433
Shougang Fushan Resources Group Ltd.	Hong Kong	2,560,000	849,517
			12,559,406
Multiline Retail 0.1%			
[d]Springland International Holdings Ltd., 144A	China	1,176,000	757,919
Oil, Gas & Consumable Fuels 28.7%			
China Coal Energy Co., H	China	4,662,000	4,177,903
China Petroleum and Chemical Corp., H	China	97,904,000	94,158,190
China Shenhua Energy Co. Ltd., H	China	7,424,000	29,063,935
CNOOC Ltd.	China	38,862,000	62,295,713
Inner Mongolia Yitai Coal Co. Ltd., B	China	327,800	1,658,668
PetroChina Co. Ltd., H	China	52,788,000	63,811,672

aA portion or all of the security is on loan at September 30, 2011.
bNon-income producing.
cSecurity has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2011, the value of this security was $1,992,798, representing
0.20% of net assets.
dSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At
September 30, 2011, the value of this security was $757,919, representing 0.08% of net assets.
eThe Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.
fThe rate shown is the annualized seven-day yield at period end.

Templeton Dragon Fund, Inc.

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Templeton Dragon Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as a closed-end investment company.

2. FINANCIAL INSTRUMENT VALUATION

The Fund's investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Directors, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds and non-registered money market funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At September 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

The reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the nine months ended September 30, 2011, is as follows:

aThe investments were transferred into Level 3 as a result of the unavailability of a quoted price in an active market for identical securities.

5. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-
04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure
Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally
Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believes that the adoption of this ASU will not have a material impact on the financial statements.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ LAURA F. FERGERSON
       Laura F. Fergerson
       Chief Executive Officer –
       Finance and Administration
Date November 25, 2011

By /s/ MARK H. OTANI
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date November 25, 2011